Employment and Compensation Arrangements - Private Placement Warrant (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity
Beginning Balance	52,800,000
Exercise of Private Placement Warrants	(212,174)	274,000
Closing Balance		52,800,000
Restricted Stock Units (RSUs)
Shareholders' Equity
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 23.42	$ 19.30	$ 16.75
Warrant
Shareholders' Equity
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	12.79	17.35	$ 6.11
Exercised	$ 16.93	$ 15.05
Private Warrant
Shareholders' Equity
Beginning Balance	18,026,000	18,300,000
Closing Balance	17,813,826	18,026,000